Noncontrolling Interests [Text Block]	6 Months Ended
Sep. 30, 2016
Noncontrolling Interest [Abstract]
Noncontrolling Interests [Text Block]

12.    NONCONTROLLING INTERESTS

Changes in MUFG’s Ownership Interests in Subsidiaries

The following table presents the effect on MUFG’s shareholders’ equity from changes in ownership of subsidiaries resulting from transactions with the noncontrolling interest shareholders during the six months ended September 30, 2015 and 2016:

	Six months ended September 30,
	2015	2016
	(in millions)
Net income attributable to Mitsubishi UFJ Financial Group	¥381,307	¥750,883
Transactions between Mitsubishi UFJ Financial Group and the noncontrolling interest shareholders	(896)	—

Net transfers to the noncontrolling interest shareholders	(896)	—

Change from net income attributable to Mitsubishi UFJ Financial Group and transactions between Mitsubishi UFJ Financial Group and the noncontrolling interest shareholders	¥380,411	¥750,883